NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Nov. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

On March 6, 2015, SavMobi Technology Inc. (“the Company”, “we”, “us” or “our”) was incorporated in the State of Nevada and established a fiscal year end of May 31. Initially the business platform was in providing application software to a global vendor platform to connect people to businesses and provide a new shopping experience. The Company’s previous principal offices are located in 73B Bank Avenue, Amritsar, Punjab, 143001, India.

On May 18, 2017, Lakwinder Singh Sidhu, the Company’s former Director and CEO, completed a transaction with New Reap Global Ltd., by which New Reap Global Ltd. acquired 32,500,000 shares of common stock, representing 68.4% ownership of the Company. After the change of ownership, the Company’s current principal offices are located in Travessa do Cais, No 3A, Edg. Kai Lei, Macau.

The Company has not yet implemented its initial and new business model and to date has generated no revenues.